United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:		181 Harbor Drive
		Stamford CT  06902-7474

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manger:

Name:		Donald von Wedel
Title:		President
Phone:		203 964-9902
Signature, Place, and Date of Signing:

	Donald von Wedel	Stamford, CT	November 26, 1999

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.


Form 13F Summary Page

Report Summary:				September 30, 1999

Number of Other included Managers:	3

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$2,741,846

List of other included managers:
None

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  Form 13F Information Table
                                                   Value Shares/ Sh PutInvstmt Other    Voting Authority
Name of Issuer                Title of ClCusip     X$1000Prn Amt PrnCalDscretn Managers SoleShared  None
American General Corporation  Common     026351106    724   11450         X              X
American Home Products        Common     026609107    664   16000         X              X
American International        Common     02687410    6911   79494         X              X
AMR Corp.                     Common     00176511     888   16300         X              X
Asarco, Inc.                  Common     04341310    1840   68150         X              X
AT&T                          Common     00195710     505   11603         X              X
Bell Atlantic                 Common     07785310     363    5396         X              X
BP Amoco PLC                  Common     05562210     293    2646         X              X
Bristol Meyers Squibb         Common     11012108     555    8228         X              X
Burlington Northern Santa Fe CCommon     12189T10     210    7640         X              X
Carlisle Companies, Inc.      Common     142539100    557   14100         X              X
Champion Int'l                Common     158525105    658   12800         X              X
Cinergy                       Common     17247410     595   21010         X              X
Daimler Chrysler              Common     d1668r12     615    8863         X              X
Delphi Automotive Systems CorpCommon     24712610     771   47977         X              X
Delta Air Lines, Inc.         Common     24736110    2665   54950         X              X
Diamond Offshore Drilling, IncCommon     25271c10     541   16200         X              X
Exxon                         Common     302290101   2229   29328         X              X
Fleet Financial Group, Inc.   Common     33901810     308    8400         X              X
Franchise Finance Corp. Of AmeCommon     35180710     610   26100         X              X
General Electric              Common     369604103   1719   14500         X              X
General Motors                Common     370442955   4272   67883         X              X
GTE Corp.                     Common     36232010    2446   31813         X              X
Homestake Mining Del          Common     43761410    2245  244350         X              X
Household International       Common     441815107   2651   66065         X              X
Int'l Bus Machines            Common     4506814106   803    6636         X              X
ITT Industries                Common     4506814106   454   14275         X              X
Kansas City Power & Light     Common     48513410     490   20250         X              X
Kaufman & Broad Home Corp.    Common     486168107    712   34525         X              X
LTV Corp.                     Common     50192110    2150  395400         X              X
Mellon Bank Corp              Common     585509102   1953   58090         X              X
Merck & Company               Common     589331107   1463   22580         X              X
Mobil Corp                    Common     607059102    893    8866         X              X
Navistar International        Common     63934e108   6005  129149         X              X
Nisource Inc.                 Common     65473P10    1066   48200         X              X
Norfolk Southern              Common     655844108    289   11799         X              X
OMI Corporation               Common     Y647W10       36   13998         X              X
PepsiCo                       Common     71344810     228    7482         X              X
Philip Morris Inc.            Common     718154107   2444   71484         X              X
Phillips Petroleum            Common     71850710     878   18000         X              X
Potash Corp. Saskatchewan     Common     73755407     387    7500         X              X
PP & L Resources, Inc         Common     69349910     290   10720         X              X
Public Service Enterprise Grp Common     74456710     355    9200         X              X
Quantum - Hard Drive          Common     74790630     287   38643         X              X
Quantum - Storage Systems     Common     74790620    1276   90737         X              X
Raytheon Co. Class B          Common     75511140    1198   73750         X              X
SBC Communications            Common     78387G10     241    4716         X              X
Simpson Industries            Common     829060102    791   71500         X              X
Southdown, Inc.               Common     841297104   1505   28124         X              X
Southwestern Energy Company   Common     04121310     918  101300         X              X
Sprint Corp.                  Common     852061102    502    9246         X              X
Texaco                        Common     88169410    2028   32125         X              X
The Timken Company            Common     88738904    2849  176670         X              X
Time Warner, Inc.             Common     88722410     222    3660         X              X
TransCanada Pipelines LTD     Common     893526103    432   33050         X              X
Trinity Industries            Common     89652210    3094  100205         X              X
Tyco Int'l  LTD New           Common     902128107   1889   18300         X              X
Unisys Corp.                  Common     12278110     429    9500         X              X
USX-U.S. Steel Group          Common     903371107   1730   67199         X              X
Utilicorp United              Common     918005109    332   15750         X              X
Washington Mutual Inc.        Common     93933450    2573   87971         X              X

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